Earnings Per Share - Summary of Earnings Per Share (Detail) - JPY (¥) ¥ / shares in Units, shares in Thousands, ¥ in Millions	6 Months Ended
	Sep. 30, 2021	Sep. 30, 2020
Basic:
Profit attributable to shareholders of the Company	¥ 361,393	¥ 316,382
Weighted average number of common stock in issue (in thousands of shares)	1,370,657	1,369,998
Basic earnings per share	¥ 263.66	¥ 230.94
Diluted:
Profit attributable to the common shareholders of the Company	¥ 361,393	¥ 316,382
Impact of dilutive potential ordinary shares issued by subsidiaries	0
Net profit used to determine diluted earnings per share	¥ 361,393	¥ 316,382
Weighted average number of common stock in issue (in thousands of shares)	1,370,657	1,369,998
Adjustments for stock options (in thousands of shares)	602	677
Weighted average number of common stock for diluted earnings per share (in thousands of shares)	1,371,259	1,370,675
Diluted earnings per share	¥ 263.55	¥ 230.82